UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund: Bullfinch Fund, Inc.

Fund Address: 3909 Rush Mendon Road
              Mendon, New York  14506

Name and address of agent for service: Christopher Carosa, President,
        Bullfinch Fund, Inc., 3909 Rush Mendon Road,
        Mendon, New York  14506
        Mailing address: 3909 Rush Mendon Road
        Mendon, New York  14506

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: 10/31/12

Date of reporting period: 11/01/11 - 10/31/12

Item 1 - Attach shareholder report



BULLFINCH FUND, INC.




3909 Rush Mendon Road
Mendon, New York 14506
(585) 624-3150
1-888-BULLFINCH
(1-888-285-5346)















Annual Report
October 31, 2012

Management's Discussion of Fund Performance

December 28, 2012
Dear Fellow Shareholders:

We are very proud to present the October 2012 Annual Report of Bullfinch Fund, Inc. This report contains the audited financial statements for both the Unrestricted Series and the Greater Western New York Series.

The market recovered from the ambivalence of 2011, but it's been an interesting tug of war between expectations and reality, with a dash of political anxiety thrown in.

In the Unrestricted Series, the top performing stocks (Monster Beverage, Furiex and General Electric.) represent a diverse set of industries including beverages, pharmaceuticals and diversified manufacturing. Among the laggards were Dell, AAR and NVIDIA Corp., coincidentally all from the technology and aviation sectors. The Unrestricted Series as a whole was up 5.06% in the fiscal year vs. our benchmark, the Value Line Geometric Index, which was up 4.75%.

During the fiscal year, the Greater Western New York Series gained 5.65%. A total of 17 individual stocks experienced greater than double digit returns with 4 returning more than 40%. The top performing stocks (Harris Interactive, Constellation Brands and Computer Task Group) again represent a diverse set of industries (market research, beverages and IT consulting). The underperformers included Eastman Kodak (photography); Dell (Technology); and, Ultralife (battery manufacturer). The portfolio was less volatile than usual.

The odd thing about the year was the consistently wide disparity between the S&P 500 and our benchmark. Indeed, the last time we saw such a variance was in the late 1990s. We researched the underlying S&P 500 statistics for this year and discovered, despite a total return of 17%, the median stock in that index only returned 4%. Moreover, 80% of the component stocks earned less than the average YTD return.

While past performance can never guarantee future results, we are left with a novel coincidence. This doesn't necessarily suggest that the S&P 500 is a bubble waiting to burst, but, even if it does, we won't necessarily go for the same ride on the roller coaster. While the S&P 500 dropped dramatically for three consecutive years from 2000-2002, our funds were actually up two out of those three years.

Still, we continue to be cautious and have maintained our defensive (i.e., cash) position in both funds. Economists continue to worry that government regulations (Obamacare in particular) will continue to stymie real (as opposed to reported) employment growth. This makes any expected recovery less likely and increases the chance for a double-dip recession.

But, take heart, dear shareholder, and leave the worrying to us. We've weathered this storm before and remain confident we can take anything the markets dish out.

We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune. Best Regards,

Bullfinch Fund, Inc.
Christopher Carosa, CTFA
President



BULLFINCH FUND INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $10,000 investment in the BULLFINCH Fund from 7/1/02 to 10/31/12. These changes are then compared to a $10,000 investment in the Value Line Geometric Index. The Value LINE Geometric Index (VLG) is an unmanaged index of between 1,600 and 1,700 stocks. Value Line states "The VLG was intended to provide a rough approximation of how the median stock in the Value Line Universe performed. The VLG also has appeal to institutional investors as a proxy for the so-called 'multi-cap' market because it includes large cap, mid cap and small cap stocks alike." The Fund feels it is an appropriate benchmark because the Fund's portfolios are multi-cap portfolios. The Fund's returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Unrestricted Series              Geometric Index

6/30/2002          $10,000                        $10,000
6/30/2003          $10,655                         $9,119
6/30/2004          $12,504                        $11,618
6/30/2005          $12,852                        $12,179
6/30/2006          $13,020                        $13,043
6/30/2007          $15,435                        $15,216
6/30/2008          $13,814                        $11,469
10/31/2008         $11,401                         $7,913
10/31/2009         $12,054                         $8,668
10/31/2010         $14,203                        $10,495
10/31/2011         $15,636                        $10,416
10/31/2012         $16,428                        $10,911

Annualized
Returns Ending   Bullfinch Fund Inc.          Value Line
10/31/2012       Unrestricted Series          Geometric Index

One - Year       +   5.06%                    +    4.75%
Five - Year      +   1.20%                    -    5.92%
Ten - Year       +   6.16%                    +    3.76%


(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Greater Western New York Series  Geometric Index


6/30/2002          $10,000                        $10,000
6/30/2003          $10,664                         $9,119
6/30/2004          $13,297                        $11,618
6/30/2005          $14,015                        $12,179
6/30/2006          $15,496                        $13,043
6/30/2007          $17,438                        $15,216
6/30/2008          $15,663                        $11,469
10/31/2008         $13,370                         $7,913
10/31/2009         $12,909                         $8,668
10/31/2010         $16,269                        $10,495
10/31/2011         $17,834                        $10,416
10/31/2012         $18,841                        $10,911
Annualized
Returns Ending  Bullfinch Fund Inc.           Value Line
10/31/2012      Greater WNY Series            Geometric Index

One - Year      +   5.65%                     +    4.75%
Five - Year     +   0.59%                     -    5.92%
Ten - Year      +   8.30%                     +    3.76%












UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF OCTOBER 31, 2012
TOGETHER WITH INDEPENDENT AUDITORS' REPORT

EFP Rotenberg, LLP
Certified Public Accountants
280 Kenneth Drive, Suite 100
Rochester, NY 14626
Tel 585-427-8900

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of Bullfinch Fund, Inc. - Unrestricted Series


We have audited the accompanying statement of assets and liabilities of Bullfinch Fund, Inc. - Unrestricted Series (a series within Bullfinch Fund, Inc.), including the schedule of investments in securities, as of October 31, 2012 and the related statements of operations and the statements of changes in net assets for each of the years in the three year period ended October 31, 2012 and the financial highlights for each of the five years in the period then ended. Bullfinch Fund, Inc. - Unrestricted Series' management is responsible for these financial statements. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bullfinch Fund, Inc. - Unrestricted Series as of October 31, 2012, the results of its operations and changes in its net assets for each of the years in the three year period ended October 31, 2012, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ EFP Rotenberg, LLP
EFP Rotenberg, LLP
Rochester, New York
December 28, 2012


UNRESTRICTED SERIES
(A SERIES WITHIN THE BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2012


ASSETS

Investments in Securities, at Fair Value,
                 Identified Cost of $3,169,999                  $  4,200,192

Cash                                                                 698,784

Unsettled Trades                                                      30,891

Accrued Interest and Dividends                                         4,803

Prepaid Expenses                                                       8,156

Total Assets                                                    $  4,942,926


LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses                                                $     21,698


NET ASSETS

Net Assets (Equivalent to $15.35 per share based on 320,529.717
                                shares of stock outstanding)       4,921,128


Total Liabilities and Net Assets                                 $ 4,942,826

COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
       10,000,000 Shares Authorized,
       320,529.717 Shares Outstanding                            $ 4,093,523

Accumulated Net Investment Loss & Realized Loss
              from Security Transactions                            (202,589)

Net Unrealized Appreciation on Investments                         1,030,194

Net Assets at October 31, 2012                                   $ 4,921,128


The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2012



		Historical
Common Stocks - 100%     Shares     Cost        Value

Computers - Software - 14.12%
   Adobe Systems Inc.    4,800      125,063     163,320
   Microsoft Corp.       6,200      151,626     176,948
   Oracle                5,500       56,122     170,940
   Synopsis, Inc.        5,600      115,460     180,320
                                    448,271     691,528
Retail - Specialty - 7.64%
   Fastenal Co.          4,800       83,684     214,560
   Zumiez Inc.           6,300      134,766     159,516
                                    218,450     374,076
Medical Products and Supplies - 6.52%
  Johnson & Johnson      2,400      136,714     169,968
  Medtronic Inc.           300       10,839      12,474
  Stryker Corp.          2,600      125,743     136,760
                                    273,296     319,202
Semiconductors - 6.45%
   Intel Corp.           8,000      143,610     173,040
   NVIDIA Corporation    5,300       95,564      63,467
   Tessera Technologies Inc. 5,600   96,089      79,352
                                    335,263     315,859
Retail - General - 4.15%
   Fred's Inc. Class A  15,000      152,560     203,250

Banking and Finance - 4.13%
   Fiserv, Inc.          2,700      112,511     202,122
Insurance - 4.12%
   Arthur J Gallagher & Co.  5,700  138,298     202,008

Computers - Networking - 3.75%
   Cisco Systems, Inc.  10,700      160,238     183,451
Electronics Components - 3.61%
  TE Connectivity Ltd.   5,500      149,751     176,990
Electrical Equipment - 3.51%
   Corning Inc.          7,300       66,773      85,775
   General Electric Co.  4,100       77,607      86,346
                                    144,380     172,121
Internet Services - 3.47%
  Amazon.com Inc.	          730      145,358     170,012

Pharmaceuticals - 3.44%
   Furiex Pharmaceuticals  458        4,538       8,780
   Mylan Inc.            6,300       87,179     159,642
                                     91,717     168,422

Tobacco Products - 3.24%
  Universal Corp. VA     3,200      120,756     158,592

Commercial Services - 3.14%
   Paychex, Inc.         4,750      130,496     153,994

Health Care Service Provider - 3.00%
   Almost Family Inc.    7,100      147,274     147,183

Utilities - Natural Resources - 2.97%
   Chesapeake Utilities Corp. 3,100  57,194     145,607

Food Processing - 2.97%
   Sensient Technologies 4,000       80,550     145,520

Biotech - 2.74%
  Meridian Bioscience Inc. 6,800    118,878     134,300

Industrial Services - 1.42%
   Expeditors Int'l Washington 1,900 61,567      69,559

Aerospace - 1.35%
  AAR Corporation       4,400        83,191      66,396

Total Investments in Securities   3,169,999   4,200,192



Schwab Money Market- 14.26%                     698,784
7 day Yield .01%






Total Invested Assets           $ 3,169,999 $ 4,898,976


       The accompanying notes are an integral part of these statements


UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2012

Table of Industries

Industry						Market Value			Percent

Aerospace                               $      66,396                  1.35%
Banking & Finance                       $     202,122                  4.13%
Biotech                                 $     134,300                  2.74%
Commercial Services                     $     153,994                  3.14%
Computers - Networking                  $     183,451                  3.75%
Computers - Software                    $     691,528                 14.12%
Electrical Equipment                    $     172,121                  3.51%
Electronics Components                  $     176,990                  3.61%
Food Processing                         $     145,520                  2.97%
Health Care Service Provider            $     147,183                  3.00%
Industrial Services                     $      69,559                  1.42%
Insurance                               $     202,008                  4.12%
Internet Services					$     170,012                  3.47%
Medical Products & Supplies             $     319,202                  6.52%
Pharmaceuticals                         $     168,422                  3.44%
Retail - General                        $     203,250                  4.15%
Retail - Specialty                      $     374,076                  7.64%
Semiconductors                          $     315,859                  6.45%
Tobacco Products                        $     158,592                  3.24%
Utilities - Natural Resources           $     145,607                  2.97%
Cash & Equivalents (7 day yield .01%)   $     698,784                 14.26%

Total Invested Assets                   $   4,898,976                100.00%

The accompanying notes are an integral part of these statements.



UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS FOR THE YEARS ENDED OCTOBER 31, 2012, 2011 AND 2010
                                         October      October     October
                                            2012         2011        2010
INVESTMENT INCOME:
   Dividends                           $  78,308    $  85,600   $  72,684
EXPENSES:
   Adviser Fees                           51,906       47,651      44,466
   Legal and Professional                 13,443       13,176      12,702
   Director's Fees                         1,200        1,400           0
   D&O/E&O                                 8,150        8,707       8,991
   Fidelity Bond                           1,228        1,008         963
   Taxes                                     450          454         450
   Telephone                                 167          190         154
   Registration Fees                         865          850         891
   Custodian Fees                          5,562        6,896       8,057
   Dues and Subscriptions                  2,061        2,061       2,007
Total expense                             85,032       82,393      78,681
Net investment income (loss)              (6,724)       3,207      (5,997)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from
   securities transactions               143,783      238,287      42,440
Unrealized appreciation (depreciation)
   during the period                     109,313      195,567     652,380
Net gain (loss) on investments           253,096      433,854     694,820
CHANGE IN NET ASSETS FROM OPERATIONS    $246,372     $437,061    $688,823



UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS FOR THE YEARS ENDED OCTOBER 31, 2012 2011 AND 2010
                                         October      October     October
                                            2012         2011        2010
CHANGE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)       $    (6,724)  $    3,207  $   (5,997)
  Net realized gain (loss) from
    security transactions                143,783      238,287      42,440
  Net change in unrealized appreciation
    (depreciation) of investments        109,313      195,567     652,380
  Change in net assets from operations   246,372      437,061     688,823

CAPITAL SHARE TRANSACTION:
  Sales                                  294,983      266,136     160,643
  Redemptions                           (226,931)    (453,229)   (489,727)
Total capital share transactions          68,052     (187,093)   (329,084)
Increase (decrease) in net assets        314,424      249,968     359,739

NET ASSETS:
  Beginning of period                  4,606,704    4,356,736   3,996,997
  End of period                       $4,921,128   $4,606,704  $4,356,736
The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2012


NOTE A - SCOPE OF BUSINESS

The Unrestricted Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value and is in compliance with FASB ASC 820-10-50. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value. As of October 31, 2012 all securities are valued through an exchange. In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the SEC or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the Adviser. In performing its fair value pricing, the Adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the Adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.


Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its ordinary income of $3,217 to its shareholders on December 27, 2011 in the form of stock dividends equal to 215.509 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the year ended October 31, 2012, the Series purchased $356,049 of common stock. During the same period, the Series sold $393,230 of common stock.

For the year ended October 31, 2011, the Series purchased $514,255 of common stock. During the same period, the Series sold $808,893 of common stock.

For the year ended October 31, 2010, the Series purchased $829,952 of common stock. During the same period, the Series sold $845,835 of common stock.

At October 31, 2012, the gross unrealized appreciation for all securities totaled $1,095,914 and the gross unrealized depreciation for all securities totaled $65,720 or a net unrealized appreciation of $1,030,194. The aggregate cost of securities for federal income tax purposes at October 31, 2012 was $3,169,999.

At October 31, 2011, the gross unrealized appreciation for all securities totaled $985,408 and the gross unrealized depreciation for all securities totaled $64,527 or a net unrealized appreciation of $920,881. The aggregate cost of securities for federal income tax purposes at October 31, 2011 was $3,063,580.

At October 31, 2010, the gross unrealized appreciation for all securities totaled $794,792 and the gross unrealized depreciation for all securities totaled $69,479 or a net unrealized appreciation of $725,313. The aggregate cost of securities for federal income tax purposes at October 31, 2010 was $3,120,000.


NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment adviser to the Fund pursuant to an investment adviser agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment Adviser agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment adviser receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed as part of its contract to forego sufficient investment adviser fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the years ended October 31, 2012, October 31, 2011 and October 31, 2010, the fund paid investment adviser fees of $51,906, $47,651, and $44,466, respectively.

On October 31, 2012, the fund had $4,440 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.



NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                                Shares             Amount

Balance at October 31, 2009                     354,608.136      $ 4,538,431

Shares sold during 2010                          12,926.800          160,643
Shares Redeemed during 2010                     (39,476.642)        (489,727)

Balance at October 31, 2010                     328,058.294      $ 4,209,347

Shares sold during 2011                          18,943.134          266,136
Shares Redeemed during 2011                     (31,823.224)        (453,229)

Balance at October 31, 2011                     315,178.204      $ 4,022,254

Shares sold during 2012                          19,427.009          294,983
Shares Redeemed during 2012                     (14,291.005)        (226,931)
Reinvestment of Distributions, December 27, 2011    215.509            3,217

Balance at October 31, 2012                     320,529.717      $ 4,093,523


UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE YEARS ENDED OCTOBER 31, 2012, 2011, 2010 AND 2009, FOR THE FOUR MONTHS ENDED OCTOBER 31, 2008, AND THE YEAR ENDED JUNE 30, 2008

                          October  October  October  October     October  June
                             2012     2011     2010     2009     2008     2008

NET ASSET VALUE,
   beginning of period    $ 14.62  $ 13.28  $ 11.27  $ 10.68  $ 12.94  $ 14.81

INCOME FROM INVESTMENT OPERATIONS
  Net investment income
    (loss)                  (0.02)    0.01    (0.02)   (0.01)   (0.01)    0.10
  Net gain (loss) on
    securities both realized
    and unrealized           0.74     1.33     2.03     0.58    (2.25)   (2.31)

Total from investment
    operations               0.72     1.34     2.01     0.57    (2.26)   (2.21)

DISTRIBUTIONS
 Dividends                   0.01     0.00     0.00     0.02     0.00     0.34

NET ASSET VALUE,
    end of period         $ 15.35  $ 14.62  $ 13.28  $ 11.27  $ 10.68  $ 12.94

NET ASSETS, end of
    period   $4,921,128 $4,606,704  $4,356,736 $3,996,997 $4,274,995 $4,904,188

                            Actual   Actual   Actual   Actual   Actual   Actual

RATIO OF EXPENSES
  TO AVERAGE NET ASSETS*     1.73%    1.82%    1.89%    1.84%    0.64%    1.62%

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS*    (0.14)%   0.07%   (0.14)%  (0.07)%  (0.05)%   0.77%

PORTFOLIO TURNOVER RATE*     7.23%   11.37%   19.94%   16.23%    0.00%   25.03%

TOTAL RETURN                 5.06%   10.09%   17.83%    5.73%  (28.44)% (10.76)%

* Per share amounts calculated using the average shares method

The accompanying notes are an integral part of these statements.


GREATER WESTERN NEW YORK SERIES (A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF OCTOBER 31, 2012
TOGETHER WITH INDEPENDENT AUDITORS' REPORT

EFP Rotenberg, LLP
Certified Public Accountants
280 Kenneth Drive, Suite 100
Rochester, NY 14626
Tel 585-427-8900

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Bullfinch Fund, Inc. - Western New York Series

We have audited the accompanying statement of assets and liabilities of Bullfinch Fund, Inc. - Western New York Series (a series within Bullfinch Fund, Inc.), including the schedule of investments in securities, as of October 31, 2012 and the related statements of operations and the statements of changes in net assets for each of the years in the three year period ended October 31, 2012, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bullfinch Fund, Inc. - Western New York Series as of October 31, 2012, and the results of its operations and changes in its net assets for each of the years in the three year period ended October 31, 2012, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ EFP Rotenberg, LLP
EFP Rotenberg, LLP
Rochester, New York
December 28, 2012

GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2012

ASSETS

Investments in Securities, at Fair Value,
    Identified Cost of $616,678                                    $ 944,795

Cash                                                                 157,352

Accrued Interest and Dividends                                           899

Prepaid Expenses                                                         906

Total Assets                                                     $ 1,103,952


LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses                                                   $   2,472


NET ASSETS

Net Assets (Equivalent to $15.53 per share
         based on 70,941.089 shares of stock outstanding)          1,101,480

Total Liabilities and Net Assets                                 $ 1,103,952

COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
       10,000,000 Shares Authorized,
       70,941.089 Shares Outstanding                               $ 847,865

Accumulated Net Investment Loss & Realized
       Loss from Security Transactions                               (74,502)

Net Unrealized Appreciation on Investments                           328,117

Net Assets at October 31, 2012                                   $ 1,101,480


The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2012

                                                  Historical
Common Stocks - 100%                 Shares             Cost             Value
                                  ---------        ---------         ---------

Electronic Components - 10.54%
   Astronics Corp. Class A            2,213           15,396            51,364
   IEC Electronics Corp.              4,518            6,984            32,620
   TE Connectivity Ltd.               1,000           27,259            32,180
                                                      49,639           116,164
Medical Products & Supplies - 7.28%
   Bristol-Myers Squibb Co.           1,000           21,938            33,250
   Greatbatch, Inc.                     850           18,984            18,683
   Johnson & Johnson                    400           22,617            28,328
                                                      63,539            80,261
Retail - Specialty - 6.23%
   Fastenal Co.                         800           13,954            35,760
   Zumiez Inc.                        1,300           27,816            32,916
                                                      41,770            68,676
Electrical Equipment - 6.23%
   Corning, Inc.                      2,200           26,502            25,850
   General Electric Co.               1,450           35,248            30,537
   Ultralife Corp.                    4,000           25,175            12,280
                                                      86,925            68,667
Computers - Services - 5.92%
   Computer Task Group, Inc.          3,500           11,872            65,275

Railroads - 5.92%
   Genesee & Wyoming Class A            900            2,522            65,223

Banking & Finance - 5.84%
   Community Bank System              1,200           23,452            33,108
   M&T Bank Corp.                       300           29,839            31,230
                                                      53,291            64,338
Aerospace - 5.46%
   Harris Corporation                   500           24,989            22,890
   Moog, Inc. Class A                   637           15,976            23,575
   Northrop Grumman                     200            2,294            13,738
                                                      43,259            60,203
Real Estate & Related - 5.35%
   Home Properties  Inc.                400           15,027            24,316
   Sovran Self Storage                  600           22,310            34,680
                                                      37,337            58,996
Foods & Beverages - 4.81%
   Constellation Brands, Inc.         1,500           15,118            53,010

Automotive - 3.23%
   Monro Muffler Brake Inc.           1,050           12,443            35,616

Commercial Services - 3.16%
   Harris Interactive, Inc.           2,200            6,935             3,168
   Paychex, Inc.                        975           25,852            31,609
                                                      32,787            34,777
Computers - Software - 2.54%
   Oracle                               900           12,070            27,972

Metal Fabrication & Hardware - 2.28%
   Graham Corp.                       1,400           15,140            25,158

Steel - 2.26%
   Gilbraltar Industries Inc.         2,000           25,111            24,920

Environmental Services - 2.23%
  Ecology & Environment Inc.          2,000           25,398            24,600

Utilities - Natural Resources - 1.20%
National Fuel Gas Co.                   250            5,625            13,175

Computers - Hardware - 1.17%
   Dell Inc.                          1,400           23,781            12,936

Office Equipment - 0.82%
   Xerox Corp.                        1,400           17,817             9,016

Telecommunications  - 0.77%
   Frontier Communications            1,800           18,026             8,514

Packaging and Containers - 0.69%
   Mod Pac Corporation                1,130            4,875             7,640

Instruments - 0.69%
  Taylor Devices                        877            4,394             7,569

Computers - Distributors - 0.55%
   Ingram Micro                         400            4,230             6,080

Airlines - 0.20%
   Southwest Airlines Co.               250            3,447             2,205

Health Care Service Provider - 0.14%
  VirtualScopics Inc.                 2,000            2,981             1,520

Machinery - 0.14%
   Columbus McKinnon Corp.              100            2,344             1,497

Industrial Materials - 0.07%
   Servotronics, Inc.                   100              937               787

Total Investments in Securities                      616,678           944,795

Schwab Money Market - 14.28%                                           157,352
7 day Yield .01%

Total Invested Assets                              $ 616,678       $ 1,102,147

The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) SCHEDULE OF INVESTMENTS IN SECURITIES OCTOBER 31, 2012


Table of Industries

Industry						Market Value			Percent

Aerospace                               $       60,203                 5.46%
Airlines                                $        2,205                 0.20%
Automotive                              $       35,616                 3.23%
Banking & Finance                       $       64,338                 5.84%
Commercial Services                     $       34,777                 3.16%
Computers - Distributors                $        6,080                 0.55%
Computers - Hardware                    $       12,936                 1.17%
Computers - Services                    $       65,275                 5.92%
Computers - Software                    $       27,972                 2.54%
Electrical Equipment                    $       68,667                 6.23%
Electronics Components                  $      116,164                10.54%
Environmental Services                  $       24,600                 2.23%
Foods & Beverages                       $       53,010                 4.81%
Health Care Service Provider            $        1,520                 0.14%
Industrial Materials                    $          787                 0.07%
Instruments                             $        7,569                 0.69%
Machinery                               $        1,497                 0.14%
Medical Products & Supplies             $       80,261                 7.28%
Metal Fabrication & Hardware            $       25,158                 2.28%
Office Equipment                        $        9,016                 0.82%
Packaging & Containers                  $        7,640                 0.69%
Railroads                               $       65,223                 5.92%
Real Estate & Related                   $       58,996                 5.35%
Retail - Specialty                      $       68,676                 6.23%
Steel                                   $       24,920                 2.26%
Telecommunications                      $        8,514                 0.77%
Utilities - Natural Resources           $       13,175                 1.20%
Total Equities                          $      944,795                85.72%

Cash & Equivalents (7 day yield .01%)   $      157,352                14.28%

Total Invested Assets                   $    1,102,147               100.00%









The accompanying notes are an integral part of these statements

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF OPERATIONS FOR THE YEARS ENDED OCTOBER 31, 2012, 2011 AND 2010

                                         October      October     October
                                            2012         2011        2010
                                       ---------    ---------   ---------
INVESTMENT INCOME:
        Dividends                     $   13,079   $   10,191  $   13,766
EXPENSES:
        Adviser Fees                      13,035       11,610       9,447
        Reimbursement of Adviser Fees          0         (477)     (2,047)
        Legal and Professional             1,705        1,464       1,411
        Director's Fees                    1,200        1,400           0
        D&O/E&O                              905          968         999
        Fidelity Bond                        136          112         107
        Taxes                                450          455         566
        Telephone                            167          190         154
        Registration Fees                     90           75       1,998
        Custodian Fees                     1,687        1,589       1,212
        Dues and Subscriptions             1,261        1,261       1,207
Total expense                             20,636       18,647      15,054
Net investment income (loss)              (7,557)      (8,456)     (1,288)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from
   securities transactions               (23,948)      13,478         (95)
Unrealized appreciation (depreciation)
   during the period                      87,830       76,352     175,651
Net gain (loss) on investments            63,882       89,830     175,556
CHANGE IN NET ASSETS FROM OPERATIONS   $  56,325   $   81,374    $174,268

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF CHANGES IN NET ASSETS FOR THE YEARS ENDED OCTOBER 31, 2012 2011 AND 2010
                                         October      October     October
                                            2012         2011        2010
                                       ---------    ---------   ---------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)        $  (7,557)   $  (8,456)  $  (1,288)
   Net realized gain (loss) from
      security transactions              (23,948)      13,478         (95)
   Net change in unrealized appreciation
     (depreciation) of investments        87,830       76,352     175,651
   Change in net assets from operations   56,325       81,374     174,268

CAPITAL SHARE TRANSACTIONS:
   Sales                                  98,950       68,765      58,125
   Redemptions                            (7,954)     (25,705)    (97,153)
Total capital share transactions          90,996       43,060     (39,028)
Increase (decrease) in net assets        147,321      124,434     135,240
NET ASSETS:
   Beginning of period                   954,159      829,725     694,485
   End of period                     $ 1,101,480    $ 829,725   $ 694,485
The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2012



NOTE A - SCOPE OF BUSINESS

The Greater Western New York Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value and is in compliance with FASB ASC 820-10-50. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value. As of October 31, 2012 all securities are valued through an exchange. In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the SEC or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the Adviser. In performing its fair value pricing, the Adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the Adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made. As of October 31, 2012 the Series has capital loss carryforwards of $26,539 which will begin to expire in six years and fully expire after seven years.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the year ended October 31, 2012, the Series purchased $53,214 of common stock. During the same period, the Series sold $518 of common stock.

For the year ended October 31, 2011, the Series purchased $17,743 of common stock. During the same period, the Series sold $19,331 of common stock.

For the year ended October 31, 2010, the Series purchased $0 of common stock. During the same period, the Series sold $62,788 of common stock.

At October 31, 2012, the gross unrealized appreciation for all securities totaled $386,389 and the gross unrealized depreciation for all securities totaled $58,272, or a net unrealized appreciation of $328,117. The aggregate cost of securities for federal income tax purposes at October 31, 2012 was $616,678.

At October 31, 2011, the gross unrealized appreciation for all securities totaled $322,675 and the gross unrealized depreciation for all securities totaled $82,389, or a net unrealized appreciation of $240,286. The aggregate cost of securities for federal income tax purposes at October 31, 2011 was $590,421.

At October 31, 2010, the gross unrealized appreciation for all securities totaled $232,538 and the gross unrealized depreciation for all securities totaled $67,942, or a net unrealized appreciation of $164,596. The aggregate cost of securities for federal income tax purposes at October 31, 2010 was $581,314.


NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment adviser to the Fund pursuant to an investment adviser agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment adviser agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment adviser receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed as part of its contract to forego sufficient investment adviser fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the years ended October 31, 2012, October 31, 2011 and October 31, 2010, the fund paid investment adviser fees of $13,035, $11,133 and $7,400, respectively.

On October 31, 2012, the fund had $1,147 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.

NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                                Shares             Amount


Balance at October 31, 2009                 65,268.173          $ 752,837

Shares sold during 2010                      4,648.388             58,125
Shares redeemed during 2010                 (8,041.491)           (97,153)

Balance at October 31, 2010                 61,875.070          $ 713,809

Shares sold during 2011                      4,792.983             68,765
Shares redeemed during 2011                 (1,740.992)           (25,705)

Balance at October 31, 2011                 64,927.061          $ 756,869

Shares sold during 2012                      6,569.287             98,950
Shares redeemed during 2012                   (555.259)            (7,954)

Balance at October 31, 2012                 70,941.089          $ 847,865


GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE YEARS ENDED OCTOBER 31, 2012, 2011, 2010 AND 2009, FOR THE FOUR MONTHS ENDED OCTOBER 31, 2008, AND THE YEARS ENDED JUNE 30, 2008


                          October  October  October  October  October     June
                             2012     2011     2010     2009     2008     2008

NET ASSET VALUE,
   beginning of period     $14.70   $13.41  $ 10.64  $ 11.02  $ 12.90  $ 14.85
INCOME FROM INVESTMENT OPERATIONS
  Net investment income
    (loss)                  (0.11)   (0.13)   (0.02)    0.01    (0.02)    0.00
  Net gain (loss) on
    securities both
    realized and unrealized  0.94     1.42     2.79    (0.39)   (1.86)   (2.43)
Total from investment
    operations               0.83     1.29     2.77    (0.38)   (1.88)   (2.43)

DISTRIBUTIONS
    Dividends                 .00      .00      .00      .00      .00      .48

NET ASSET VALUE, end of
   period                 $ 15.53  $ 14.70   $ 13.41  $ 10.64  $ 11.02 $ 12.90

NET ASSETS, end of
   period      $1,101,480 $954,159   $829,725   $694,485   $771,566   $763,944


                           Actual   Actual   Actual   Actual   Actual   Actual

RATIO OF EXPENSES TO
 AVERAGE NET ASSETS*        1.97%    2.00%    2.00%    2.00%    0.79%    2.00%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
 BEFORE REIMBURSEMENT*      1.97%    2.06%    2.28%    2.28%    0.79%    2.03%

RATIO OF NET INVESTMENT INCOME
 TO AVERAGE NET ASSETS*    (0.72)%  (0.91)%  (0.17)%   0.11%   (0.21)%  (0.01)%

PORTFOLIO TURNOVER RATE*    0.05%    1.91%    0.00%    4.02%    6.07%   16.22%

TOTAL RETURN                5.65%    9.62%   26.03%   (3.45)% (26.93)% (10.18)%

* Per share amounts calculated using the average shares method


The accompanying notes are an integral part of these statements.


ADDITIONAL INFORMATION


EXPENSE TABLE           Beginning        Ending
                    Account Value Account Value    Annualized  Expenses Paid
ACTUAL                     5/1/12      10/31/12 Expense Ratio During Period+
Unrestricted Series    $ 1,000.00    $   961.20      1.73%      $  8.41
Greater Western
   New York Series       1,000.00        994.00      1.97%      $  9.74
HYPOTHETICAL++
Unrestricted Series      1,000.00      1,025.00      1.73%      $  8.69
Greater Western
   New York Series       1,000.00      1,025.00      1.97%      $  9.89

+ Expenses are equal to each Series' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days
(181) in the most recent fiscal half-year, then divided by 365.
++ Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of the Fund, you incur operating expenses including investment advisory fees, regulatory fees and other Fund expenses. Such expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2012 to October 31, 2012).

The Expense Table illustrates your Fund's costs in two ways.

* ACTUAL EXPENSES. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.

* HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. This section is intended to help you compare your Fund's costs with those of other mutual funds. It is based on your Fund's actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case - because the return used is not your Fund's actual return - the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission
(the "SEC") requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.


BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's SAI includes additional information about the Fund's Directors, and is available without charge, by calling (585) 624-3150 or 1-888-BULLFINCH. Each director may be contacted by writing to the director c/o Bullfinch Fund, Inc. 3909 Rush Mendon Road, Mendon,
New York 14506.


The directors and officers of the Fund are:

NAME, AGE                POSITON(S)    TERM OF OFFICE        PRINCIPLE        NUMBER OF        OTHER
ADDRESS                  HELD WITH     AND LENGTH OF      OCCUPATION(S)      PORTFOLIOS  DIRECTORSHIPS
                    FUND         TIME SERVED        DURING PAST         IN FUND       HELD BY
                                                             5 YEARS           COMPLEX       DIRECTOR
                                                                             OVERSEEN BY
                                                                              DIRECTOR
-----------------------------------------------------------------------------------------------------

                                           INTERESTED PERSONS*
Christopher Carosa, 52  President;      Term of Office:  President, Founder       2            N/A
  2 Lantern Lane        Director;       N/A              Carosa Stanton
  Honeoye Falls,        Chairman of     Length of Time   Asset Management, LLC;
  New York 14472        Board; Chief    Served:          President, Director
                        Compliance      Since 1997       and Chairman of the
                        Officer                          Board, Bullfinch Fund, Inc.

Gordon Stanton, 54      Vice-President; Term of Office:  Vice-President, Founder       2            N/A
  17 East 96 St.        Director;       N/A              Carosa Stanton
  Apt 7C                                Length of Time   Asset Management, LLC;
  New York,                             Served:          Vice-President,
  NY  10128                             Since 1997       and Director,
                                                         Bullfinch Fund, Inc.;
                                                         Associate, Brown Harris

                                                         Stevens Residential

Betsy Kay Carosa, 52    Corporate       Term of Office:  Office Manager           2            N/A
  2 Lantern Lane        Secretary       N/A              Carosa Stanton
  Honeoye Falls,                        Length of Time   Asset Management, LLC;
  NY  14472                             Served:          Corporate Secretary,
                                        Since 1997       Bullfinch Fund, Inc.

                                           INDEPENDENT DIRECTORS

Thomas M. Doeblin, 53   Director;       Term of Office:  Teacher                    2            N/A
  73 San Gabriel Drive  Audit           N/A              Pittsford-Mendon High
  Rochester,            Committee       Length of Time   School
  NY  14610                             Served:
                                        Since 2006
Bryan D. Hickman, 67    Director        Term of Office:  Co-Founder, Vice Chairman                2            N/A
  6288 Bobble Hill Road Audit           N/A              E3 Rochester
  Naples,               Committee       Length of Time   President
  NY 14512-9700                         Served:          Coach & Equipment
                                        Since 2008       Manufacturing Co.

John P. Lamberton, 52   Director        Term of Office:  Founder, General Partner   2            N/A
  143-49 38th Ave, 3rd Floor            N/A              Cape Bojador Capital
  Flushing,                             Length of Time   Management; Managing
  NY   11354                            Served:          Director, HSBC
                                        Since 2003       Securities

William E.J. Martin, 52 Director        Term of Office:  Director of Sales        2            N/A
  4410 Woodlawn Ave. N                  N/A              Founder, Managing Member
  Seattle,                              Length of Time   Chipman & Martin, LLC;
  WA  98103                             Served:          Consultant,
                                        Since 1997       Robson Forensic, Inc.
                                                         Director of Sales,
                                                         Aecon Buildings, Inc.
                                                         Project Manager,
                                                         American Home Builders

Patrick C. Burke, 51	Director; Audit	Term of Office: N/A	President			2		N/A
  1432 Clover Street		Committee	Length of Time		Burke Group
  Rochester, NY 14610			Served: Since 1997           Regional President
                                                               First Niagara Financial

Lois Irwin, 60          Director        Term of Office:  Marketing Consultant     2            N/A
  33 Oak Meadow Trail                   N/A              Director of Provider Svcs
  Pittsford,                            Length of Time   Ultramobile Imaging;
  NY  14534                             Served:          VP Sales & Marketing
                                        Since 2006       Complemar Partners

Michael W. Reynolds, 52 Director        Term of Office:  President                2            N/A
  203 Randwood Drive    Audit           N/A              Sole Proprietor
  Getzville, NY  14068  Committee       Length of Time   Reynolds & Company
                                        Served:          Chakra Communications
                                        Since 2000       Vice President
										Quinlan & Company

PROXY VOTING GUIDELINES
Carosa Stanton Asset Management, LLC, the Fund's Investment Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility and the voting record during the most recent 12 month period ending June 30th is available without charge, upon request, by calling (585) 624-3150 or 1-888-BULLFINCH. The Fund's Forms N-PX is available on the SEC's website at http://www.sec.gov. The Fund's Forms N-PX may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


DISCLOSURE REGARDING THE BOARD OF DIRECTORS' APPROVAL
OF THE INVESTMENT ADVISORY CONTRACT

At the Board's Annual Meeting, the Independent Directors of the Board met separately to discuss the Adviser and reported the conclusions to the Board. In determining whether to renew the Management and Investment Advisory Agreements between the Fund and Carosa Stanton Asset Management, LLC,
(the Adviser), the Board of Directors requested, and the Adviser provided information relevant to the Board's consideration. Among the factors the Board considered were:

1) Nature, extent and quality of service provided by the Adviser - the Independent Directors noted the unprecedented access they have to the Adviser, the quick responsiveness to requests and the positive review following Mr. Lamberton's multi-day visits all show the high quality of service provided by the Adviser.
2) The overall performance of the Funds relative to the performance of other funds in the Funds' peer group.
3) In addition, the Board compared expenses of each Fund to the expenses of its peers.
4) The Board also considered the fact that Adviser has implemented breakpoints in the Funds' advisory fee schedule and the Board agreed that this type of fee structure remained reasonable and fair to shareholders.
5) They noted the range of investment advisory and administrative services provided by the Adviser to the Fund.
6) They also took note of the fact that the Fund is not subject to sales charges or Rule 12b-1 fees.
7) The Board also reviewed financial information concerning the Adviser's brokerage practices, including soft dollar arrangements, and noted that these were reasonable.

Based upon their review and consideration of these factors and other matters deemed relevant, the Board concluded that the terms of the Investment Management Agreements are fair and reasonable and the Board voted to renew the Agreements.

Item 2 - CODE OF ETHICS.


      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, its principal financial officer, principal accounting officer, controller, as well as any other officers and persons providing similar functions. This code of ethics is included as Exhibit 11(a)(1).

      (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics


      (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics were granted.


Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.


            The registrant's Board of Directors determined that the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.


Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. Since the accounting fees were approved by the Board of Directors in total, the principal accountant has provided an estimate of the split between audit and preparation of the tax filings.

                                   10/31/2012     10/31/2011

            Audit Fees              $13,250          $13,000

            Audit-Related Fees      $     0          $     0
            Tax Fees                $ 2,000          $ 2,000
            All Other Fees          $     0          $     0

            The Audit Committee of the registrant's Board of Directors recommends a principal accountant to perform audit services for the registrant. Each year, the registrant's Board of Directors vote to approve or disapprove the principal accountant recommended by the Audit Committee for the following year's accounting work.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable to open-end investment companies.

Item 6 - Reserved

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

Item 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

Item 10(a) -The registrant's principal executive and principal financial officer has determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 10(b) -There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - EXHIBITS.

            (a)(1)  Code of Ethics - referred to in Item 2 is attached hereto.

            (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.


Date: December 28, 2012



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher Carosa

    ----------------------------------------

    Christopher Carosa,
    President of Bullfinch Fund, Inc.

Date: December 28, 2012